UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Ultra-Short Bond ETF ETF Shares - VUSB

Vanguard Ultra-Short Bond ETF

ETF Shares (VUSB) CBOE BZK Exchange, Inc.

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund outperformed its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. While the Federal Reserve began cutting short-term interest rates in September, sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.

  Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the Fund invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities.

  The additional yield above Treasuries from exposure to high-quality credit drove the Fund’s outperformance.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 5, 2021, Through December 31, 2024

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
4/5/21	$10,000	$10,000	$10,000
6/30/21	$10,021	$10,002	$10,162
9/30/21	$10,033	$10,005	$10,167
12/31/21	$10,012	$9,996	$10,168
3/31/22	$9,910	$9,931	$9,565
6/30/22	$9,894	$9,912	$9,116
9/30/22	$9,881	$9,909	$8,683
12/31/22	$9,969	$9,984	$8,846
3/31/23	$10,094	$10,117	$9,108
6/30/23	$10,176	$10,162	$9,031
9/30/23	$10,302	$10,294	$8,739
12/31/23	$10,524	$10,499	$9,335
3/31/24	$10,643	$10,589	$9,262
6/30/24	$10,780	$10,708	$9,268
9/30/24	$11,016	$10,925	$9,750
12/31/24	$11,120	$11,027	$9,451

Average Annual Total Returns

	1 Year	Since Inception 4/5/21
ETF Shares Net Asset Value	5.66%	2.88%
ETF Shares Market Price	5.69%	2.90%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.03%	2.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.50%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	63.4%
Sovereign Bonds	1.6%
U.S. Government and Agency Obligations	0.5%
Other Assets and Liabilities—NetFootnote Reference	6.3%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$4,408
Number of Portfolio Holdings	789
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$517

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR931

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$427,000	$419,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$427,000	$419,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Ultra-Short Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	25
Tax information	26

Ultra-Short Bond ETF
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
	United States Treasury Note/Bond	4.625%	2/28/26	20,000	20,081
Total U.S. Government and Agency Obligations (Cost $20,111)					20,081
Asset-Backed/Commercial Mortgage-Backed Securities (28.2%)
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	1,185	1,180
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	2,009
[1]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,476
[1]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	4,080	4,051
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	2,746	2,759
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	790	800
[1,2]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	1,679	1,682
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	524	530
[1,2]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	1,194	1,195
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	524	531
[1,2]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	840	840
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	290	294
[1,2]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	625	625
[1]	American Express Credit Account Master Trust Class A Series 2022-2	3.390%	5/15/27	9,350	9,308
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,367
[1,2]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/28	5,820	5,830
[1,2]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/29	2,170	2,172
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	4,280	4,301
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,886
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,061
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	8,590	8,681
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	1,101	1,105
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	3,836	3,877
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	2,915	2,931
[1,2]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	2,260	2,279
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	440	437
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	4,195	4,182
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,593
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,723
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	150	151
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	483
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,507
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,503
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	2,504	2,511
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,181
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,297
[1,2]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,360
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	7,201	7,248
[1]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,149
[1]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	5,200	5,141
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	1,393	1,387
[1,2]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	3,480	3,523
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,506
[1]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	1,170	1,170
[1,2,3]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.948%	10/16/28	1,160	1,160
[1]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	1,489	1,493
[1]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	8,040	8,053
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	497	495
[1]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,268
[1]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/29	860	862
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	524	522
[1]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/30	3,230	3,223
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,436	1,459
[1,2]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	6,000	6,032
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	2,753	2,763

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,315
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	1,692	1,703
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	4,453	4,518
[1,2]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	2,596	2,624
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,667
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,560
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,602
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,591
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	8,460	8,552
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	2,949	2,960
[1]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	2,183	2,187
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	3,239	3,209
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	2,644	2,652
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	4,751	4,769
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,555
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	7,120	7,214
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	1,390	1,405
[1,2]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	1,500	1,499
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,538
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	14,695	14,620
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	1,058	1,063
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	395	396
[1,2]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	1,386	1,394
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	846	847
[1,2]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	2,317	2,322
[1,2]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,823
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	475	474
[1]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	8,460	8,494
[1]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	7,400	7,378
[1]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,090
[1]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	4,620	4,586
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	892	894
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	2,622	2,635
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	2,680	2,703
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	5,220	5,319
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	1,919	1,933
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	3,090	3,116
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	1,710	1,722
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	2,590	2,593
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.569%	5/25/44	1,833	1,834
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.269%	7/25/43	760	763
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.619%	1/25/44	5,827	5,832
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.669%	2/25/44	989	991
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.619%	9/25/44	1,669	1,670
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.469%	11/25/41	252	252
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.510%	9/25/43	2,483	2,506
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.000%	5.569%	7/25/44	1,775	1,775
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,274
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	9,630	9,684
[1]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,150
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	880
[1]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	725
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,411
[1]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,212
[1]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/28	2,260	2,275
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	15,477
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,584
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,611
[1]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/30	2,040	2,041
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,619
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,991
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,639
[1,2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	17,640	17,725
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.619%	10/25/44	1,864	1,868
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.369%	10/25/41	94	94
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.919%	2/25/44	4,910	4,918
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.769%	5/25/44	5,197	5,214
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.569%	10/25/44	1,389	1,389
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.819%	3/25/44	2,375	2,377
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.769%	8/25/44	3,299	3,303

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,317	2,321
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,524
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,481
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	672
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,774
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	3,270	3,307
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	2,680	2,654
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,047
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,850	14,961
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	1,720	1,739
[1]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	3,550	3,525
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	384
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,754
[1,2]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	17,870	16,864
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	3,150	3,186
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/28	10,090	10,108
[1,2]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/29	18,400	18,411
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	1,330	1,343
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/28	1,180	1,181
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	1,600	1,599
[1,2]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	16,750	15,846
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	5,374	5,394
[1,2]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	4,090	4,121
[1,2]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	2,437	2,447
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	366	364
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	7,220	7,303
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	9,080
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,326	3,337
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,657
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,120
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,525
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,335
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	10,460	10,587
[1]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	1,920	1,911
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	2,353	2,363
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	121	121
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,431
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,729
[1,2]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	2,090	2,111
[1,2]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,377
[1,2]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	1,160	1,171
[1,2]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,940
[1,2]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,698
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	2,115	2,139
[1,2]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	3,250	3,253
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	3,795	3,800
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,648
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	7,750	7,841
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	8,171	8,170
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,052
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	1,550	1,569
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	14,175	14,234
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	2,100	2,127
[1,2]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/29	650	650
[1]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	4,413	4,432
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,379	3,380
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,355
[1]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	4,450	4,483
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	4,018
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	2,410	2,417
[1,2]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	11,898	11,952
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	2,350	2,343
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	2,610	2,621
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	3,330	3,366
[1,2]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	3,090	3,075
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	6,720	6,699
[1,2,3]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.350%	1/21/28	9,950	9,981
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,196	8,203
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	5,070	5,130
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	5,957	5,979

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	1,570	1,587
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,835
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,298	1,303
[1]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	9,002
[1]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,064
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,474
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	7,660	7,629
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,845
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,415
[1,2,3]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.448%	1/15/28	9,020	9,051
[1,2]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/29	1,790	1,800
[1,2]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/29	6,220	6,302
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,096	3,102
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,960	3,994
[1,2]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1	4.490%	12/22/32	1,880	1,868
[1,2]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	4,030	4,002
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.312%	2/3/53	267	267
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	275	277
[1,2]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/33	340	340
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	282	284
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	1,340	1,351
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	370	369
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	599	604
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	940	947
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	590	589
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	659	666
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	1,130	1,137
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	760	758
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	1	1
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	1,533	1,534
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,453	2,460
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,770
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,627
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-1	5.250%	4/17/28	9,000	9,039
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	8,380	8,459
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	5,240	5,305
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	5,670	5,663
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	2,030	2,042
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	3,080	3,120
[1]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	3,830	3,812
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,035	4,033
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,409
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	7,210	7,250
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	5,070	5,133
[1,2]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	2,220	2,219
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	3,023
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	1,970	2,001
[1,2]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	12,420	12,350
[1,2]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,900	2,914
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	1,090	1,094
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,485
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	4,090	4,102
[1,2]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	2,263	2,267
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,611
[1,2]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	5,200	5,192
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,641
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,674
[1,2]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/46	1,162	1,160
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	5,970	5,991
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,689
[1,2]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,416
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,421
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,479
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,746
[1,2]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,736
[1,2]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	7,530	7,475
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	14,500	14,310
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,150
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,535
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,257

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	4,080	4,068
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	12,311	12,324
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,175
[1,2]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	3,360	3,387
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	939
[1,2]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	5,130	5,092
[1,2,3]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.134%	12/26/28	9,010	9,025
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	707	717
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,954
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,798
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,025
[1]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,147
[1]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	1,940	1,956
[1]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,892
[1]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	1,220	1,230
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,312
[1]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,439
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	1,550	1,551
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	3,950	3,922
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	3,656	3,671
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	800	801
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2023-A	5.070%	9/15/26	9,060	9,076
[1]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	4,760	4,815
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,860
[1]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	4,220	4,241
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,233,373)					1,242,352
Corporate Bonds (63.4%)
Communications (2.9%)
	AT&T Inc.	1.700%	3/25/26	27,206	26,251
	AT&T Inc.	2.950%	7/15/26	1,715	1,672
	AT&T Inc.	2.300%	6/1/27	2,485	2,346
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	10,314	10,298
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,230	5,329
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,294
	Expedia Group Inc.	5.000%	2/15/26	7,742	7,757
	Fox Corp.	3.050%	4/7/25	6,020	5,988
[2]	Netflix Inc.	3.625%	6/15/25	14,485	14,394
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	570	562
	Rogers Communications Inc.	2.950%	3/15/25	200	199
	Rogers Communications Inc.	3.625%	12/15/25	7,308	7,218
	Rogers Communications Inc.	2.900%	11/15/26	2,392	2,310
	Rogers Communications Inc.	3.200%	3/15/27	3,320	3,206
	Sprint LLC	7.625%	3/1/26	460	470
	Take-Two Interactive Software Inc.	3.550%	4/14/25	300	299
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	865
	Telefonica Emisiones SA	4.103%	3/8/27	3,114	3,064
	T-Mobile USA Inc.	3.500%	4/15/25	4,944	4,922
	T-Mobile USA Inc.	2.250%	2/15/26	7,565	7,353
	T-Mobile USA Inc.	3.750%	4/15/27	1,000	977
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	510	490
	Warnermedia Holdings Inc.	3.638%	3/15/25	20,560	20,472
	Warnermedia Holdings Inc.	3.788%	3/15/25	689	687
					128,423
Consumer Discretionary (6.9%)
[3]	American Honda Finance Corp., SOFR + 0.500%	5.137%	1/12/26	30,000	29,996
[3]	American Honda Finance Corp., SOFR + 0.550%	5.055%	5/11/26	11,460	11,450
[3]	American Honda Finance Corp., SOFR + 0.710%	5.369%	7/9/27	12,740	12,740
	AutoZone Inc.	3.750%	6/1/27	1,155	1,128
[2]	BMW US Capital LLC	5.050%	4/2/26	21,500	21,592
[2,3]	BMW US Capital LLC, SOFR + 0.800%	5.294%	8/13/26	15,325	15,381
	eBay Inc.	1.400%	5/10/26	1,085	1,038
[2]	ERAC USA Finance LLC	3.800%	11/1/25	5,312	5,274
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,812
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,122
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,584
	Ford Motor Credit Co. LLC	4.389%	1/8/26	886	879
	Ford Motor Credit Co. LLC	4.542%	8/1/26	500	494
	General Motors Co.	6.125%	10/1/25	3,694	3,722

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,040	1,036
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,744
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	1,003
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,550	14,635
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,845	2,711
	General Motors Financial Co. Inc.	5.000%	4/9/27	3,000	3,002
[3]	Home Depot Inc., SOFR + 0.330%	4.730%	12/24/25	6,615	6,621
	Lennar Corp.	5.000%	6/15/27	400	401
	Marriott International Inc.	3.750%	10/1/25	634	629
[2]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	9,000	9,013
[2]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,230
[2]	Mercedes-Benz Finance North America LLC	4.800%	11/13/26	12,990	13,014
[2,3]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	5.203%	7/31/26	26,000	26,026
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,600	1,578
	Ross Stores Inc.	0.875%	4/15/26	12,178	11,598
[5]	Toyota Finance Australia Ltd.	2.930%	3/21/25	4,010	2,472
[5]	Toyota Finance Australia Ltd.	4.450%	4/6/26	5,680	3,509
[3,5]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.425%	4/6/26	5,350	3,324
	Toyota Motor Credit Corp.	4.350%	10/8/27	2,595	2,577
[3]	Toyota Motor Credit Corp., SOFR + 0.450%	5.104%	4/10/26	12,965	12,968
[3]	Toyota Motor Credit Corp., SOFR + 0.770%	5.281%	8/7/26	7,660	7,696
[2]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	338
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	5,691	5,724
[2]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	7,880	7,624
[2]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	24,029
[2,3]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.546%	8/14/26	9,390	9,408
					305,122
Consumer Staples (2.4%)
	Altria Group Inc.	2.350%	5/6/25	1,000	991
	Altria Group Inc.	4.400%	2/14/26	6,700	6,670
	Altria Group Inc.	2.625%	9/16/26	11,730	11,329
	BAT Capital Corp.	3.215%	9/6/26	8,075	7,868
[2]	BAT International Finance plc	3.950%	6/15/25	300	299
	BAT International Finance plc	1.668%	3/25/26	8,986	8,648
	Campbell's Co.	3.950%	3/15/25	939	937
	Campbell's Co.	5.300%	3/20/26	5,442	5,477
	Conagra Brands Inc.	4.600%	11/1/25	175	175
	Constellation Brands Inc.	3.500%	5/9/27	1,681	1,633
	Dollar General Corp.	4.150%	11/1/25	23,264	23,106
	Haleon UK Capital plc	3.125%	3/24/25	5,690	5,666
	Haleon US Capital LLC	3.375%	3/24/27	1,697	1,647
	Kraft Heinz Foods Co.	3.000%	6/1/26	633	618
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,000	1,960
	McCormick & Co. Inc.	0.900%	2/15/26	730	699
[2]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	887
	Philip Morris International Inc.	5.000%	11/17/25	160	161
	Philip Morris International Inc.	2.750%	2/25/26	12,116	11,858
	Philip Morris International Inc.	0.875%	5/1/26	4,288	4,081
	Philip Morris International Inc.	4.750%	2/12/27	3,025	3,032
	Reynolds American Inc.	4.450%	6/12/25	5,381	5,363
	Tyson Foods Inc.	3.550%	6/2/27	4,000	3,881
					106,986
Energy (4.0%)
	Boardwalk Pipelines LP	5.950%	6/1/26	1,810	1,832
	Canadian Natural Resources Ltd.	2.050%	7/15/25	3,076	3,029
	Canadian Natural Resources Ltd.	3.850%	6/1/27	10,183	9,962
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	8,460	8,504
	DCP Midstream Operating LP	5.625%	7/15/27	4,980	5,048
	Enbridge Energy Partners LP	5.875%	10/15/25	3,699	3,718
	Energy Transfer LP	4.050%	3/15/25	835	833
	Energy Transfer LP	2.900%	5/15/25	4,174	4,141
	Energy Transfer LP	4.750%	1/15/26	5,285	5,279
	Energy Transfer LP	3.900%	7/15/26	6,700	6,613
	Energy Transfer LP	5.500%	6/1/27	1,900	1,925
[2]	EQT Corp.	3.125%	5/15/26	1,122	1,093
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	6,054	5,741
	Marathon Petroleum Corp.	4.700%	5/1/25	22,597	22,572
	MPLX LP	4.000%	2/15/25	776	775
	MPLX LP	4.875%	6/1/25	2,973	2,970

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MPLX LP	1.750%	3/1/26	652	630
	MPLX LP	4.125%	3/1/27	3,500	3,448
	Occidental Petroleum Corp.	5.875%	9/1/25	1,619	1,624
	Occidental Petroleum Corp.	5.500%	12/1/25	12,326	12,358
	Occidental Petroleum Corp.	5.550%	3/15/26	1,400	1,407
	Occidental Petroleum Corp.	5.000%	8/1/27	2,565	2,568
	ONEOK Inc.	2.200%	9/15/25	11,245	11,038
	Ovintiv Inc.	5.650%	5/15/25	8,085	8,101
	Ovintiv Inc.	5.375%	1/1/26	379	380
	Petroleos Mexicanos	6.875%	10/16/25	5,373	5,356
	Petroleos Mexicanos	4.500%	1/23/26	6,965	6,705
	Petroleos Mexicanos	6.875%	8/4/26	2,474	2,432
	Petroleos Mexicanos	6.490%	1/23/27	1,040	1,008
	Petroleos Mexicanos	6.500%	3/13/27	2,923	2,824
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	7,580	7,567
	Targa Resources Corp.	5.200%	7/1/27	1,773	1,783
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	549
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,877	8,075
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,462
	Western Midstream Operating LP	3.950%	6/1/25	450	448
	Williams Cos. Inc.	3.900%	1/15/25	4,160	4,158
	Williams Cos. Inc.	4.000%	9/15/25	650	646
	Williams Cos. Inc.	5.400%	3/2/26	500	503
					174,105
Financials (29.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,407	3,399
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	13,060
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,500	2,486
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	12,186	11,668
	Affiliated Managers Group Inc.	3.500%	8/1/25	21,706	21,534
	Air Lease Corp.	2.300%	2/1/25	976	974
	Air Lease Corp.	3.250%	3/1/25	103	103
	Air Lease Corp.	2.875%	1/15/26	8,198	8,019
	Air Lease Corp.	5.300%	6/25/26	9,000	9,059
	Air Lease Corp.	1.875%	8/15/26	2,680	2,555
	Allstate Corp.	0.750%	12/15/25	1,350	1,302
	Allstate Corp.	3.280%	12/15/26	4,970	4,856
	American Express Co.	4.990%	5/1/26	7,091	7,093
	American Express Co.	6.338%	10/30/26	6,083	6,158
	American Express Co.	5.645%	4/23/27	8,000	8,084
	American Express Co.	5.389%	7/28/27	9,053	9,150
[3]	American Express Co., SOFR + 0.930%	5.505%	7/26/28	19,200	19,289
[2]	Athene Global Funding	5.684%	2/23/26	13,170	13,276
[2]	Athene Global Funding	5.620%	5/8/26	29,830	30,091
[2,3]	Athene Global Funding, SOFR + 1.030%	5.487%	8/27/26	7,850	7,863
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	33,908	34,091
	Banco Santander SA	2.746%	5/28/25	2,800	2,776
	Banco Santander SA	5.147%	8/18/25	800	801
	Banco Santander SA	1.849%	3/25/26	4,815	4,634
	Banco Santander SA	4.175%	3/24/28	1,000	979
[3]	Banco Santander SA, SOFR + 1.120%	5.777%	7/15/28	10,200	10,235
	Bank of America Corp.	3.366%	1/23/26	5,000	4,994
	Bank of America Corp.	2.015%	2/13/26	8,400	8,369
	Bank of America Corp.	1.319%	6/19/26	10,869	10,689
	Bank of America Corp.	4.827%	7/22/26	3,365	3,364
	Bank of America Corp.	1.197%	10/24/26	2,548	2,475
	Bank of America Corp.	5.080%	1/20/27	657	659
	Bank of America Corp.	3.559%	4/23/27	410	403
	Bank of America Corp.	1.734%	7/22/27	11,594	11,052
	Bank of America Corp.	5.933%	9/15/27	750	763
	Bank of Montreal	5.920%	9/25/25	21,156	21,344
	Bank of Montreal	5.266%	12/11/26	9,345	9,453
	Bank of New York Mellon	5.148%	5/22/26	5,845	5,851
	Bank of New York Mellon Corp.	4.414%	7/24/26	6,764	6,745
	Bank of New York Mellon Corp.	4.947%	4/26/27	5,778	5,800
[3]	Bank of New York Mellon Corp., SOFR + 0.830%	5.441%	7/21/28	22,500	22,585
	Bank of Nova Scotia	4.750%	2/2/26	1,374	1,375
	Bank of Nova Scotia	1.050%	3/2/26	1,914	1,837
[2]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	31,008	31,454

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.650%	3/16/25	1,575	1,571
[2]	BPCE SA	5.100%	1/26/26	12,500	12,503
	BPCE SA	3.375%	12/2/26	1,500	1,464
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,025	5,091
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	1,495	1,512
[3]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.353%	9/11/27	13,140	13,187
	Cboe Global Markets Inc.	3.650%	1/12/27	10,619	10,423
	Charles Schwab Corp.	3.450%	2/13/26	2,911	2,869
	Charles Schwab Corp.	0.900%	3/11/26	361	345
	Charles Schwab Corp.	1.150%	5/13/26	2,000	1,910
	Charles Schwab Corp.	2.450%	3/3/27	593	566
	Citibank NA	5.438%	4/30/26	9,021	9,106
	Citibank NA	4.929%	8/6/26	3,500	3,514
	Citibank NA	4.876%	11/19/27	13,000	13,003
[3]	Citibank NA, SOFR + 0.708%	5.224%	8/6/26	15,270	15,311
	Citigroup Inc.	3.700%	1/12/26	4,280	4,240
	Citigroup Inc.	2.014%	1/25/26	1,550	1,546
	Citigroup Inc.	3.290%	3/17/26	1,500	1,494
	Citigroup Inc.	3.200%	10/21/26	2,500	2,432
	Citigroup Inc.	1.122%	1/28/27	482	463
	Cooperatieve Rabobank UA	4.850%	1/9/26	3,045	3,053
[3]	Cooperatieve Rabobank UA, SOFR + 0.620%	5.075%	8/28/26	6,530	6,544
	Corebridge Financial Inc.	3.650%	4/5/27	4,000	3,887
[2]	Corebridge Global Funding	5.350%	6/24/26	12,870	12,984
[2]	Corebridge Global Funding	5.750%	7/2/26	6,210	6,301
[2]	Danske Bank A/S	6.259%	9/22/26	20,030	20,191
	Equifax Inc.	2.600%	12/15/25	6,431	6,297
	Fidelity National Information Services Inc.	1.150%	3/1/26	4,577	4,390
	Fiserv Inc.	3.200%	7/1/26	993	971
	Franklin Resources Inc.	2.850%	3/30/25	480	478
[2]	GA Global Funding Trust	3.850%	4/11/25	1,080	1,077
	GATX Corp.	3.250%	9/15/26	500	487
	Global Payments Inc.	2.650%	2/15/25	4,713	4,695
	Global Payments Inc.	1.200%	3/1/26	200	192
	Global Payments Inc.	4.800%	4/1/26	2,684	2,679
	Global Payments Inc.	2.150%	1/15/27	2,000	1,896
	Goldman Sachs Bank USA	5.283%	3/18/27	21,870	21,997
	Goldman Sachs Bank USA	5.414%	5/21/27	2,000	2,015
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,362
	HSBC Holdings plc	1.645%	4/18/26	9,810	9,710
	HSBC Holdings plc	4.292%	9/12/26	12,435	12,371
	HSBC Holdings plc	5.887%	8/14/27	649	658
	HSBC Holdings plc	5.597%	5/17/28	8,640	8,730
[3]	HSBC Holdings plc, SOFR + 1.040%	5.527%	11/19/28	11,200	11,237
	HSBC USA Inc.	5.294%	3/4/27	2,500	2,529
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,890
	ING Groep NV	3.950%	3/29/27	750	736
	ING Groep NV	6.083%	9/11/27	1,500	1,528
	ING Groep NV	4.017%	3/28/28	738	722
	Intercontinental Exchange Inc.	3.650%	5/23/25	17,000	16,925
	Intercontinental Exchange Inc.	3.750%	12/1/25	508	504
	Invesco Finance plc	3.750%	1/15/26	8,047	7,960
	JPMorgan Chase & Co.	3.200%	6/15/26	354	347
	JPMorgan Chase & Co.	1.045%	11/19/26	565	547
	JPMorgan Chase & Co.	3.960%	1/29/27	1,000	991
	JPMorgan Chase & Co.	1.040%	2/4/27	195	187
[3]	JPMorgan Chase & Co., SOFR + 0.860%	5.466%	10/22/28	21,436	21,507
[3]	JPMorgan Chase & Co., SOFR + 0.930%	5.536%	7/22/28	9,000	9,040
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,977
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	997
	Lloyds Banking Group plc	3.511%	3/18/26	5,095	5,075
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	5,049
[3]	Lloyds Banking Group plc, SOFR + 1.060%	5.530%	11/26/28	16,257	16,279
[3,5]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.322%	5/28/30	1,270	792
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	930	927
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,106
[3]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.206%	11/8/27	6,480	6,504
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,990	1,986
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	7,240	7,244
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	5,785	5,763

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,064
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	1,000	951
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,000	4,730
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	924	879
	Mizuho Financial Group Inc.	2.226%	5/25/26	3,088	3,053
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,000	952
	Morgan Stanley	3.125%	7/27/26	3,431	3,352
	Morgan Stanley	6.138%	10/16/26	4,000	4,040
	Morgan Stanley	0.985%	12/10/26	7,169	6,913
	Morgan Stanley	5.050%	1/28/27	1,039	1,042
	Morgan Stanley	1.593%	5/4/27	2,220	2,128
	Morgan Stanley	1.512%	7/20/27	1,980	1,884
	Morgan Stanley Bank NA	4.447%	10/15/27	625	621
	Morgan Stanley Bank NA	5.504%	5/26/28	1,470	1,489
[3]	Morgan Stanley Bank NA, SOFR + 0.685%	5.306%	10/15/27	13,000	13,003
[3]	Morgan Stanley Bank NA, SOFR + 0.940%	5.584%	7/14/28	12,235	12,291
	Nasdaq Inc.	5.650%	6/28/25	7,565	7,593
	National Bank of Canada	5.250%	1/17/25	6,460	6,461
	National Bank of Canada	5.600%	7/2/27	7,455	7,537
[2]	National Securities Clearing Corp.	5.150%	6/26/26	960	968
	NatWest Group plc	4.800%	4/5/26	1,000	1,000
[2]	NatWest Markets plc	5.416%	5/17/27	2,850	2,886
	Nomura Holdings Inc.	1.653%	7/14/26	8,100	7,704
	Nomura Holdings Inc.	2.329%	1/22/27	4,500	4,263
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	9,923	9,870
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	3,966	3,839
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,125
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	858	819
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,722
	PNC Financial Services Group Inc.	5.812%	6/12/26	10,063	10,101
	PNC Financial Services Group Inc.	5.102%	7/23/27	9,796	9,840
	PNC Financial Services Group Inc.	6.615%	10/20/27	24,500	25,229
	Progressive Corp.	2.500%	3/15/27	2,000	1,915
	Royal Bank of Canada	4.650%	1/27/26	8,000	7,986
[3]	Royal Bank of Canada, SOFR + 0.790%	5.378%	7/23/27	26,760	26,818
[3]	Royal Bank of Canada, SOFR + 0.860%	5.474%	10/18/28	20,000	20,050
[2]	Societe Generale SA	5.250%	2/19/27	7,800	7,808
	State Street Corp.	2.901%	3/30/26	1,058	1,052
	State Street Corp.	5.104%	5/18/26	30,830	30,869
	State Street Corp.	5.751%	11/4/26	500	504
[3]	State Street Corp., SOFR + 0.640%	5.166%	10/22/27	5,500	5,514
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,921	10,737
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	1,185	1,140
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	2,949	2,970
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	10,000	9,895
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	1,975	2,008
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,495	1,414
[2,3]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.482%	9/10/27	13,140	13,254
[2]	Swedbank AB	5.472%	6/15/26	2,831	2,864
	Toronto-Dominion Bank	1.200%	6/3/26	6,430	6,123
	Toronto-Dominion Bank	5.532%	7/17/26	2,714	2,745
	Toronto-Dominion Bank	4.568%	12/17/26	45,000	44,890
	Truist Financial Corp.	3.700%	6/5/25	6,247	6,217
	Truist Financial Corp.	1.200%	8/5/25	220	215
	UBS AG	2.950%	4/9/25	920	915
	UBS AG	5.800%	9/11/25	14,724	14,834
	UBS AG	1.250%	8/7/26	5,126	4,852
	UBS AG	5.000%	7/9/27	2,400	2,413
[2]	UBS Group AG	4.125%	9/24/25	4,000	3,980
[2]	UBS Group AG	4.125%	4/15/26	3,380	3,347
	UBS Group AG	4.550%	4/17/26	3,500	3,488
[2]	UBS Group AG	5.711%	1/12/27	3,478	3,501
[2]	UBS Group AG	1.305%	2/2/27	15,560	14,953
	US Bancorp	3.950%	11/17/25	12,000	11,935
	US Bancorp	5.727%	10/21/26	31,006	31,196
	US Bancorp	6.787%	10/26/27	5,090	5,258
	US Bank NA	4.507%	10/22/27	750	746
[3]	US Bank NA, SOFR + 0.690%	5.296%	10/22/27	4,000	4,001
	Voya Financial Inc.	3.650%	6/15/26	1,240	1,220
	Wells Fargo & Co.	2.164%	2/11/26	8,452	8,425

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.000%	4/22/26	1,000	978
	Wells Fargo & Co.	2.188%	4/30/26	10,960	10,859
	Wells Fargo & Co.	4.540%	8/15/26	16,992	16,953
	Wells Fargo & Co.	3.000%	10/23/26	5,048	4,894
	Willis North America Inc.	4.650%	6/15/27	1,900	1,896
					1,305,592
Health Care (3.5%)
	AbbVie Inc.	4.800%	3/15/27	20,545	20,663
	Amgen Inc.	3.125%	5/1/25	190	189
	Baxter International Inc.	1.915%	2/1/27	2,240	2,112
	Cigna Group	1.250%	3/15/26	2,000	1,919
	Cigna Group	3.400%	3/1/27	1,500	1,458
	CVS Health Corp.	3.875%	7/20/25	9,711	9,641
	CVS Health Corp.	5.000%	2/20/26	3,000	2,997
	CVS Health Corp.	2.875%	6/1/26	21,294	20,675
	Elevance Health Inc.	5.350%	10/15/25	650	653
	Elevance Health Inc.	1.500%	3/15/26	364	351
	Elevance Health Inc.	4.500%	10/30/26	7,300	7,284
	GE HealthCare Technologies Inc.	5.600%	11/15/25	23,232	23,378
	HCA Inc.	5.250%	6/15/26	1,500	1,503
	HCA Inc.	4.500%	2/15/27	13,000	12,874
	HCA Inc.	3.125%	3/15/27	2,000	1,925
	Laboratory Corp. of America Holdings	1.550%	6/1/26	1,201	1,148
	Quest Diagnostics Inc.	3.500%	3/30/25	15,485	15,430
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,748	3,664
[2]	Solventum Corp.	5.450%	2/25/27	15,957	16,097
	Stryker Corp.	3.375%	11/1/25	608	601
[3]	UnitedHealth Group Inc., SOFR + 0.500%	5.137%	7/15/26	10,240	10,267
	Zoetis Inc.	4.500%	11/13/25	250	249
	Zoetis Inc.	5.400%	11/14/25	695	699
					155,777
Industrials (2.8%)
[2]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,972
	Boeing Co.	2.750%	2/1/26	1,310	1,278
	Boeing Co.	2.196%	2/4/26	1,470	1,425
	Boeing Co.	6.259%	5/1/27	1,820	1,862
[5]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	7,500	4,628
	CNH Industrial Capital LLC	5.450%	10/14/25	820	825
[2]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	333
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	4,995	5,016
[2]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,860
[2]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,084
	Delta Air Lines Inc.	7.375%	1/15/26	16,860	17,236
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,643	6,549
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	9,095
	Ingersoll Rand Inc.	5.197%	6/15/27	11,429	11,558
	Johnson Controls International plc	3.900%	2/14/26	1,940	1,922
[5]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	8,360	5,138
	Northrop Grumman Corp.	3.200%	2/1/27	5,320	5,169
	Otis Worldwide Corp.	2.056%	4/5/25	381	378
[5]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	816
	Parker-Hannifin Corp.	3.250%	3/1/27	500	486
	Republic Services Inc.	0.875%	11/15/25	9,718	9,400
	RTX Corp.	3.950%	8/16/25	570	567
	RTX Corp.	2.650%	11/1/26	2,030	1,963
	Ryder System Inc.	4.625%	6/1/25	9,731	9,710
	Ryder System Inc.	3.350%	9/1/25	899	890
	Ryder System Inc.	2.900%	12/1/26	2,000	1,929
	Southwest Airlines Co.	5.125%	6/15/27	12,148	12,210
[3,5]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.415%	7/14/26	780	487
					122,786
Materials (1.6%)
	CEMEX Materials LLC	7.700%	7/21/25	2,910	2,941
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	3,745	3,590
	DuPont de Nemours Inc.	4.493%	11/15/25	10,048	10,023
	Eastman Chemical Co.	3.800%	3/15/25	302	301
	Ecolab Inc.	2.700%	11/1/26	7,230	7,000
[2]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,509
[2]	Glencore Funding LLC	4.000%	4/16/25	4,546	4,531

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Glencore Funding LLC	1.625%	9/1/25	3,265	3,195
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.300%	3/15/26	8,920	8,974
	Nutrien Ltd.	5.950%	11/7/25	21,268	21,468
	Nutrien Ltd.	4.000%	12/15/26	2,659	2,622
	Southern Copper Corp.	3.875%	4/23/25	2,549	2,539
					69,693
Real Estate (3.2%)
	American Tower Corp.	4.000%	6/1/25	12,593	12,531
	American Tower Corp.	1.300%	9/15/25	1,821	1,777
	AvalonBay Communities Inc.	2.950%	5/11/26	200	195
	AvalonBay Communities Inc.	2.900%	10/15/26	3,720	3,608
	Boston Properties LP	3.650%	2/1/26	6,036	5,949
	Brixmor Operating Partnership LP	3.850%	2/1/25	6,010	6,001
	Brixmor Operating Partnership LP	4.125%	6/15/26	8,200	8,118
	COPT Defense Properties LP	2.250%	3/15/26	2,500	2,419
	Crown Castle Inc.	4.450%	2/15/26	2,522	2,513
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,715
	Crown Castle Inc.	2.900%	3/15/27	654	628
	CubeSmart LP	4.000%	11/15/25	665	660
	CubeSmart LP	3.125%	9/1/26	15,903	15,458
	DOC DR LLC	4.300%	3/15/27	1,425	1,408
	Equinix Inc.	1.250%	7/15/25	1,151	1,128
	Equinix Inc.	1.000%	9/15/25	750	730
	ERP Operating LP	3.375%	6/1/25	11,420	11,347
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,415
	Essex Portfolio LP	3.375%	4/15/26	240	236
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,696
	Healthpeak OP LLC	3.400%	2/1/25	3,790	3,783
	Healthpeak OP LLC	4.000%	6/1/25	5,870	5,840
	Host Hotels & Resorts LP	4.500%	2/1/26	2,847	2,831
	NNN REIT Inc.	4.000%	11/15/25	14,033	13,924
	NNN REIT Inc.	3.600%	12/15/26	2,897	2,835
	Omega Healthcare Investors Inc.	4.500%	1/15/25	870	869
	Prologis LP	3.250%	6/30/26	268	263
	Public Storage Operating Co.	0.875%	2/15/26	990	950
	Realty Income Corp.	4.625%	11/1/25	2,570	2,567
	Realty Income Corp.	4.125%	10/15/26	845	837
	Sabra Health Care LP	5.125%	8/15/26	519	519
	Simon Property Group LP	3.300%	1/15/26	620	611
	UDR Inc.	3.500%	7/1/27	5,000	4,843
	Ventas Realty LP	2.650%	1/15/25	3,585	3,581
	Ventas Realty LP	4.125%	1/15/26	1,766	1,752
	Welltower OP LLC	4.000%	6/1/25	2,738	2,727
	Welltower OP LLC	4.250%	4/1/26	425	423
					141,687
Technology (2.5%)
	Broadcom Inc.	3.150%	11/15/25	340	335
	Broadcom Inc.	5.050%	7/12/27	6,000	6,057
	Dell International LLC / EMC Corp.	4.900%	10/1/26	3,810	3,819
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	337	337
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,301
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	19,058	18,960
	HP Inc.	2.200%	6/17/25	26,394	26,057
	Intel Corp.	4.875%	2/10/26	2,250	2,250
	Intel Corp.	2.600%	5/19/26	1,300	1,261
	Intel Corp.	3.750%	3/25/27	1,250	1,217
	NXP BV / NXP Funding LLC	5.350%	3/1/26	2,922	2,933
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	11,509	11,348
	Oracle Corp.	2.500%	4/1/25	15,989	15,889
	Oracle Corp.	5.800%	11/10/25	83	84
	Oracle Corp.	1.650%	3/25/26	300	289
	Oracle Corp.	2.650%	7/15/26	9,388	9,107
	VMware LLC	4.650%	5/15/27	1,000	996
					108,240
Utilities (4.0%)
	Ameren Corp.	3.650%	2/15/26	5,530	5,459
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,042
	American Water Capital Corp.	2.950%	9/1/27	1,000	955
	Appalachian Power Co.	3.400%	6/1/25	3,129	3,108

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	3.000%	6/15/27	3,970	3,822
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	614	613
[3]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	5.002%	11/18/27	7,760	7,777
	Constellation Energy Generation LLC	3.250%	6/1/25	7,555	7,502
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	2,988
	Dominion Energy Inc.	1.450%	4/15/26	976	936
	DTE Energy Co.	4.950%	7/1/27	4,395	4,411
	Duke Energy Corp.	0.900%	9/15/25	887	863
	Duke Energy Corp.	2.650%	9/1/26	21,183	20,504
	Entergy Corp.	2.950%	9/1/26	446	433
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	11,415	11,394
	Eversource Energy	0.800%	8/15/25	1,258	1,226
	Exelon Corp.	3.950%	6/15/25	1,118	1,113
	FirstEnergy Corp.	1.600%	1/15/26	5,850	5,643
	FirstEnergy Corp.	3.900%	7/15/27	6,000	5,850
	ITC Holdings Corp.	3.250%	6/30/26	2,382	2,328
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	1,370	1,378
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	11,460	11,486
	NiSource Inc.	0.950%	8/15/25	27,150	26,496
	PPL Capital Funding Inc.	3.100%	5/15/26	5,662	5,530
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,865	1,819
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,026	1,970
	Sempra	5.400%	8/1/26	7,901	7,965
	Sempra	3.250%	6/15/27	1,240	1,193
	Sierra Pacific Power Co.	2.600%	5/1/26	1,713	1,667
	Southern California Edison Co.	4.400%	9/6/26	2,225	2,216
	Southern Co.	5.150%	10/6/25	11,535	11,569
	Virginia Electric & Power Co.	3.150%	1/15/26	330	325
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	3,015	3,023
[2]	Vistra Operations Co. LLC	5.050%	12/30/26	1,440	1,441
	WEC Energy Group Inc.	5.000%	9/27/25	450	451
	WEC Energy Group Inc.	4.750%	1/9/26	293	293
	WEC Energy Group Inc.	5.600%	9/12/26	414	419
					176,208
Total Corporate Bonds (Cost $2,785,869)					2,794,619
Sovereign Bonds (1.6%)
[2]	CDP Financial Inc.	0.875%	6/10/25	27,500	27,072
	CDP Financial Inc.	0.875%	6/10/25	1,500	1,477
	Dominican Republic	6.875%	1/29/26	3,895	3,929
	Dominican Republic	5.950%	1/25/27	1,140	1,134
	Federative Republic of Brazil	8.750%	2/4/25	2,660	2,660
[2]	Ontario Teachers Finance Trust	1.375%	4/15/25	7,004	6,941
	Republic of Chile	2.750%	1/31/27	2,605	2,483
	Republic of Guatemala	4.500%	5/3/26	580	568
	Republic of Guatemala	4.375%	6/5/27	2,218	2,127
	Republic of Paraguay	5.000%	4/15/26	4,550	4,523
	Republic of Peru	7.350%	7/21/25	993	1,006
	Sultanate of Oman	4.750%	6/15/26	4,879	4,827
	United Mexican States	4.125%	1/21/26	13,734	13,588
Total Sovereign Bonds (Cost $72,203)					72,335
				Shares
Temporary Cash Investments (6.7%)
Money Market Fund (1.3%)
[6]	Vanguard Market Liquidity Fund	4.466%		564,587	56,459
			Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.4%)
[7,8]	United States Treasury Bill	4.240%–4.303%	11/28/25	98,670	95,075
	United States Treasury Bill	4.167%	12/26/25	151,000	144,967
					240,042
Total Temporary Cash Investments (Cost $296,490)					296,501

Ultra-Short Bond ETF
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	29,500	45
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	29,500	44
Total Options Purchased (Cost $—)					89
Total Investments (100.4%) (Cost $4,408,046)					4,425,977
Other Assets and Liabilities—Net (-0.4%)					(18,094)
Net Assets (100%)					4,407,883
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $1,119,618,000, representing 25.4% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Securities with a value of $1,441,000 have been segregated as initial margin for open centrally cleared swap contracts.
8	Securities with a value of $1,142,000 have been segregated as initial margin for open futures contracts.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	29,500	(146)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	29,500	(146)
Total Options Written (Premiums Received $—)					(292)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	707	145,366	(238)

Ultra-Short Bond ETF
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(315)	(33,486)	238
				—

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	1/29/25	AUD	7,152	USD	4,620	—	(194)
UBS AG	3/19/25	EUR	575	USD	600	—	(3)
State Street Bank & Trust Co.	1/29/25	USD	27,842	AUD	42,927	1,272	—
Toronto-Dominion Bank	3/19/25	USD	1,437	AUD	2,306	9	—
Toronto-Dominion Bank	3/19/25	USD	2,571	EUR	2,463	11	—
						1,292	(197)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $984,000 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/7/25	N/A	630,000	4.205[1]	(4.565)[2]	(423)	(459)
11/9/26	N/A	320,000	4.565[3]	(3.993)[4]	855	893
					432	434
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,351,590)	4,369,518
Affiliated Issuers (Cost $56,456)	56,459
Total Investments in Securities	4,425,977
Investment in Vanguard	122
Cash	2,113
Foreign Currency, at Value (Cost $2,152)	2,137
Receivables for Investment Securities Sold	89,183
Receivables for Accrued Income	32,350
Receivables for Capital Shares Issued	549
Variation Margin Receivable—Futures Contracts	51
Unrealized Appreciation—Forward Currency Contracts	1,292
Total Assets	4,553,774
Liabilities
Payables for Investment Securities Purchased	145,200
Payables to Vanguard	189
Options Written, at Value (Premiums Received $0)	292
Unrealized Depreciation—Forward Currency Contracts	197
Variation Margin Payable—Centrally Cleared Swap Contracts	13
Total Liabilities	145,891
Net Assets	4,407,883
At December 31, 2024, net assets consisted of:

Paid-in Capital	4,414,157
Total Distributable Earnings (Loss)	(6,274)
Net Assets	4,407,883

Net Assets
Applicable to 88,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,407,883
Net Asset Value Per Share	$49.58

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Interest[1]	229,592
Total Income	229,592
Expenses
The Vanguard Group—Note B
Investment Advisory Services	517
Management and Administrative	3,414
Marketing and Distribution	191
Custodian Fees	76
Auditing Fees	37
Shareholders’ Reports and Proxy Fees	149
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	4,405
Expenses Paid Indirectly	(32)
Net Expenses	4,373
Net Investment Income	225,219
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,707
Futures Contracts	3,280
Swap Contracts	376
Forward Currency Contracts	4,723
Foreign Currencies	274
Realized Net Gain (Loss)	15,360
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,923)
Futures Contracts	1,015
Options Purchased	89
Options Written	(292)
Swap Contracts	434
Forward Currency Contracts	1,685
Foreign Currencies	(37)
Change in Unrealized Appreciation (Depreciation)	971
Net Increase (Decrease) in Net Assets Resulting from Operations	241,550
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,200,000, ($4,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,582,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	225,219	168,377
Realized Net Gain (Loss)	15,360	(11,617)
Change in Unrealized Appreciation (Depreciation)	971	47,022
Net Increase (Decrease) in Net Assets Resulting from Operations	241,550	203,782
Distributions
Total Distributions	(226,200)	(168,929)
Capital Share Transactions
Issued	1,418,561	2,118,067
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,119,459)	(1,324,762)
Net Increase (Decrease) from Capital Share Transactions	299,102	793,305
Total Increase (Decrease)	314,452	828,158
Net Assets
Beginning of Period	4,093,431	3,265,273
End of Period	4,407,883	4,093,431

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	April 05 2021[1] to December 31,	Year Ended December 31,
	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.41	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	2.553	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	.176	.425	(1.044)	(.077)
Total from Investment Operations	2.729	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(2.559)	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	—	(.008)
Total Distributions	(2.559)	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.58	$49.41	$48.95	$49.93
Total Return	5.66%	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,408	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	5.15%	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	62%	73%	73%	22%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund

Ultra-Short Bond ETF
mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 9% of net assets, based on the average of notional amounts at each quarter-end during the period.

Ultra-Short Bond ETF
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $32,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Ultra-Short Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,081	—	20,081
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,242,352	—	1,242,352
Corporate Bonds	—	2,794,619	—	2,794,619
Sovereign Bonds	—	72,335	—	72,335
Temporary Cash Investments	56,459	240,042	—	296,501
Options Purchased	—	89	—	89
Total	56,459	4,369,518	—	4,425,977
Derivative Financial Instruments
Assets
Futures Contracts[1]	238	—	—	238
Forward Currency Contracts	—	1,292	—	1,292
Swap Contracts	893[1]	—	—	893
Total	1,131	1,292	—	2,423
Liabilities
Options Written	—	(292)	—	(292)
Futures Contracts[1]	(238)	—	—	(238)
Forward Currency Contracts	—	(197)	—	(197)
Swap Contracts	(459)[1]	—	—	(459)
Total	(697)	(489)	—	(1,186)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	89	—	—	89
Unrealized Appreciation—Futures Contracts[1]	238	—	—	238
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	893	—	—	893
Unrealized Appreciation—Forward Currency Contracts	—	1,292	—	1,292
Total Assets	1,220	1,292	—	2,512

Options Written, at Value	(292)	—	—	(292)
Unrealized Depreciation—Futures Contracts[1]	(238)	—	—	(238)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(459)	—	—	(459)
Unrealized Depreciation—Forward Currency Contracts	—	(197)	—	(197)
Total Liabilities	(989)	(197)	—	(1,186)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	3,280	—	—	3,280
Swap Contracts	325	—	51	376
Forward Currency Contracts	—	4,723	—	4,723
Realized Net Gain (Loss) on Derivatives	3,605	4,723	51	8,379

Ultra-Short Bond ETF
Change in Unrealized Appreciation (Depreciation) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,015	—	—	1,015
Options Purchased	89	—	—	89
Options Written	(292)	—	—	(292)
Swap Contracts	434	—	—	434
Forward Currency Contracts	—	1,685	—	1,685
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,246	1,685	—	2,931
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	2,583
Total Distributable Earnings (Loss)	(2,583)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	761
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	18,834
Capital Loss Carryforwards	(25,869)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(6,274)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	226,200	168,929
Long-Term Capital Gains	—	—
Total	226,200	168,929
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,407,352
Gross Unrealized Appreciation	23,426
Gross Unrealized Depreciation	(4,592)
Net Unrealized Appreciation (Depreciation)	18,834
G.	During the year ended December 31, 2024, the fund purchased $2,438,050,000 of investment securities and sold $2,092,654,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $367,013,000 and $320,056,000, respectively. In addition, the fund purchased and sold investment securities of $755,021,000 and $600,681,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Ultra-Short Bond ETF
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2024 Shares (000)	2023 Shares (000)
Issued	28,650	43,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(22,600)	(26,950)
Net Increase (Decrease) in Shares Outstanding	6,050	16,150
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2024, two shareholders were each a record or beneficial owner of 25% of the fund’s net assets with a combined ownership of 53%. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Ultra-Short Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Bond ETF (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period April 5, 2021 (inception) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period April 5, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $18,109,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 68.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q9310 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.